Inventories	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
INVENTORIES
10.	INVENTORIES

Inventories consist of the following:

As at	March 31, 2026	March 31, 2025
Concentrate inventory	$1,810	$1,800
Ore stockpile	3,119	2,553
Material and supplies	4,564	3,675
	$9,493	$8,028

The amount of inventories recognized as expense during the year ended March 31, 2026 was $150.5 million (March 31, 2025 - $139.4 million).